HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS — 97.0%
	GENERAL OBLIGATION — 18.4%
	APPROPRIATION — 18.4%
	City & County of Honolulu
$555,000	5.000%, 10/1/2029	$597,775
1,000,000	4.000%, 7/1/2033	1,061,682
1,000,000	3.000%, 7/1/2035	924,650
1,200,000	4.000%, 9/1/2037	1,223,124
1,400,000	5.000%, 10/1/2037	1,493,045
1,355,000	4.000%, 8/1/2039	1,372,614
1,100,000	5.000%, 9/1/2042	1,200,914
500,000	4.000%, 9/1/2043	501,229
1,000,000	4.000%, 7/1/2044	1,000,767
1,000,000	5.000%, 8/1/2044	1,097,259
	County of Hawaii
1,025,000	5.000%, 9/1/2027	1,121,395
800,000	4.000%, 9/1/2031	837,531
460,000	5.000%, 9/1/2032	496,378
500,000	5.000%, 9/1/2033	546,301
1,500,000	4.000%, 9/1/2038	1,523,912
1,500,000	4.000%, 9/1/2040	1,517,762
	County of Maui
1,000,000	5.000%, 9/1/2023	1,037,659
3,000,000	2.125%, 6/1/2024	3,005,772
1,000,000	4.000%, 9/1/2028	1,045,707
675,000	4.000%, 3/1/2037	706,338
1,200,000	5.000%, 3/1/2040	1,343,942
	State of Hawaii
2,000,000	5.000%, 8/1/2030	2,105,896
1,000,000	4.000%, 5/1/2036	1,035,939
		26,797,591
	TOTAL GENERAL OBLIGATION	26,797,591
	REVENUE BONDS — 78.6%
	APPROPRIATION — 8.0%
	Kauai County Community Facilities District
1,000,000	5.000%, 5/15/2049	1,012,178
1,000,000	5.000%, 5/15/2051	1,000,710
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 8/1/2023[1]	1,028,448
1,420,000	5.250%, 8/1/2024[1]	1,460,335
2,570,000	5.250%, 8/1/2026[1]	2,632,294
1,000,000	5.000%, 8/1/2027[1]	1,020,195
	State of Hawaii Department of Hawaiian Home Lands
680,000	5.000%, 11/1/2029	759,729
600,000	5.000%, 4/1/2030	657,700

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

June 30, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	APPROPRIATION (Continued)
$500,000	5.000%, 11/1/2030	$557,834
800,000	5.000%, 4/1/2031	874,332
350,000	5.000%, 11/1/2031	389,749
300,000	5.000%, 4/1/2032	327,319
		11,720,823
	EDUCATION — 5.6%
	State of Hawaii Department of Budget & Finance
270,000	4.000%, 1/1/2032	261,034
435,000	3.000%, 1/1/2034	365,725
600,000	3.000%, 1/1/2035	496,757
585,000	3.000%, 1/1/2036	477,193
	University of Hawaii
2,000,000	5.000%, 10/1/2029	2,192,422
1,200,000	5.000%, 10/1/2030	1,312,423
1,600,000	5.000%, 10/1/2031	1,743,190
655,000	5.000%, 10/1/2034	716,518
750,000	3.000%, 10/1/2036	689,341
		8,254,603
	HEALTHCARE — 14.7%
	State of Hawaii Department of Budget & Finance
2,900,000	5.000%, 11/15/2027	2,930,090
3,200,000	5.125%, 11/15/2032	3,228,807
6,185,000	5.000%, 7/1/2035	6,449,928
5,555,000	5.250%, 11/15/2037	5,602,512
590,000	5.500%, 7/1/2038	608,759
2,600,000	5.500%, 7/1/2043	2,678,785
		21,498,881
	HOUSING — 9.0%
	Hawaii Housing Finance & Development Corp.
20,000	3.125%, 9/1/2022	20,024
150,000	3.300%, 1/1/2026	150,044
2,430,000	4.750%, 10/1/2027	2,460,482
3,000,000	4.950%, 4/1/2029	3,058,425
4,035,000	3.750%, 1/1/2031	4,036,106
3,435,000	4.000%, 9/1/2033	3,437,020
		13,162,101
	SPECIAL TAX — 7.0%
	State of Hawaii Department of Budget & Finance
1,890,000	4.000%, 3/1/2037[1]	1,835,458

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

June 30, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	SPECIAL TAX (Continued)
$10,000,000	3.200%, 7/1/2039	$8,342,730
		10,178,188
	TRANSPORTATION — 19.6%
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 7/1/2035[1]	1,057,776
1,000,000	5.000%, 7/1/2037[1]	1,081,125
1,000,000	4.000%, 7/1/2041[1]	955,667
750,000	5.000%, 7/1/2041[1]	773,162
735,000	5.000%, 7/1/2043[1]	767,752
7,335,000	5.000%, 7/1/2045[1]	7,527,470
2,600,000	5.000%, 7/1/2048[1]	2,702,037
	State of Hawaii Harbor System Revenue
1,095,000	4.000%, 7/1/2033[1]	1,136,369
1,000,000	4.000%, 7/1/2037	1,036,244
1,150,000	4.000%, 7/1/2039	1,166,637
3,475,000	4.000%, 7/1/2040	3,517,941
	State of Hawaii State Highway Fund
1,250,000	4.000%, 1/1/2034	1,290,883
1,360,000	4.000%, 1/1/2035	1,395,130
425,000	5.000%, 1/1/2036	471,581
2,200,000	5.000%, 1/1/2040	2,466,444
1,105,000	5.000%, 1/1/2041	1,235,691
		28,581,909
	WATER & SEWER — 14.7%
	City & County of Honolulu Wastewater System Revenue
1,520,000	5.000%, 7/1/2036	1,642,494
960,000	4.000%, 7/1/2037	981,960
2,000,000	4.000%, 7/1/2038	2,023,544
1,750,000	4.000%, 7/1/2039	1,756,526
3,250,000	4.000%, 7/1/2044	3,208,468
2,990,000	4.000%, 7/1/2049	2,906,983
2,175,000	5.000%, 7/1/2049	2,379,607
	Honolulu City & County Board of Water Supply
1,000,000	5.000%, 7/1/2028	1,137,085
1,470,000	5.000%, 7/1/2029	1,693,400
1,545,000	5.000%, 7/1/2030	1,796,918

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

June 30, 2022 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	WATER & SEWER (Continued)
$2,035,000	4.000%, 7/1/2046	$2,024,017
		21,551,002
	TOTAL REVENUE BONDS	114,947,507
	TOTAL HAWAII MUNICIPAL BONDS
	(Cost $150,690,037)	141,745,098
	PRE-REFUNDED HAWAII MUNICIPAL BONDS[2] — 1.0%
	GENERAL OBLIGATION — 0.3%
	APPROPRIATION — 0.3%
	County of Kauai
400,000	3.125%, 8/1/2023[1]	400,510

	REVENUE BONDS — 0.7%
	WATER & SEWER — 0.7%
	City & County of Honolulu Wastewater System Revenue
1,000,000	5.000%, 7/1/2032	1,083,615
	TOTAL PRE-REFUNDED HAWAII MUNICIPAL BONDS
	(Cost $1,486,921)	1,484,125

	TOTAL INVESTMENTS — 98.0%
	(Cost $152,176,958)	143,229,223

	Other Assets in Excess of Liabilities — 2.0%	2,972,161
	TOTAL NET ASSETS — 100.0%	$146,201,384

[1]	Securities that are subject to alternative minimum tax represent 16.67% of the Fund's net assets.

[2]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.